SUN CAPITAL ADVISERS TRUST
One Sun Life Executive Park
Wellesley Hills, MA 02481

April 28, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C.  20549

Re:	Sun Capital Advisers Trust (the “Trust”) File Nos. 333-59039; 811-08879

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; (ii) the Investment Company Act of 1940, as amended (the “1940 Act”); and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 30 (amendment No. 31 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment includes the Trust’s Initial Class Prospectus, Service Class Prospectus, Statement of Additional Information (“SAI”), Part C and exhibits for each of the Trust’s 22 funds.  The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Trust and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on May 1, 2011.  The Amendment is being filed for the purposes of: (i) responding to comments from the staff of the Securities and Exchange Commission (the “Commission”) relating to the Trust’s previously filed registration statement, which was filed with the Commission on February 28, 2011 (SEC Accession No. 0000745544-11-000190) pursuant to Rule 485(a) under the 1933 Act, reflecting the appointment of Massachusetts Financial Services Company as subadviser for the Sun Capital Global Real Estate Fund (the “Fund”), which appointment is expected to become effective May 1, 2011 and was approved by shareholders of the Fund on April 20, 2011; (ii) effecting the annual update of the Trust’s registration statement with respect to all series of the Trust, including adding audited financial statements as of December 31, 2010 with respect to all existing series of the Trust; and (iii) including the consent of the trust’s auditors to incorporation of their report on all such funds’ audited financial statements for periods ending December 31, 2010.  The Amendment also reflects the recent election of certain new trustees to the Trust’s Board of Trustees.  If you have any questions or comments concerning the Amendment, please contact Christopher P. Harvey, Esq. at (617) 728-7167 or Kathryn Cohen at (617) 728-7165, counsel to the Trust.  The Trust will respond to the staff’s comments under separate cover.

Sincerely,

/s/ Maura A. Murphy, Esq.

Maura A. Murphy, Esq.

Enclosures

cc:           Ms. Rebecca Marquigny, Esq. (Division of Investment Management)